Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding January 1, 2019	6,300,000	$0.0049	2.4	-
Granted	-	$-	-	-
Exercised	500,000	$0.01	-	-
Cancelled	-	$-	-	-
Outstanding March 31, 2019	5,800,000	$0.0045	2.2	$-
Exercisable March 31, 2019	5,800,000	$0.0045	2.2	$-

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value at date of grant

Outstanding January 1, 2017	15,000,000	$0.0026	3.4	—
Granted	6,946,688	$.01	5.0	—
Exercised	—	$—	—	—
Cancelled	(4,700,000)	$(.0026)	—	—
Outstanding December 31, 2017	17,246,688	$0.0056	3.4	—
Granted	—	$—	—	—
Exercised	(10,946,688)	$(0.0059)	—	—
Cancelled	—	$—	—	—
Outstanding December 31, 2018	6,300,000	$0.0049	2.4	—
Exercisable December 31, 2018	6,300,000	$0.0049	2.4	—